Supplemental cash flow information	6 Months Ended
Jun. 30, 2015
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
15. Supplemental cash flow information

	Six months ended
	June 30,
(in thousands of U.S. dollars)	2015	2014
Supplemental disclosure of non-cash financing activities:
Non-cash capital contribution from conversion of debt	$—	$101,500